Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Schedule of Short-Term Investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2024	2023

Marketable securities	$215,375	$496,122
Wealth management products	4,691,385	-
Total	$4,906,760	$496,122